Non-Cash Transactions - Change in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 387,470	$ 166,772	$ 122,206
Cash Flows	61,234	186,684	31,645
Foreign Exchange Movement	5,016	15,976	4,251
Leases Modifications	8,233	8,845	8,079
Loss on FVTPL Financial Liability	7,465	8,612
Financial Cost	530	581	591
Ending Balance	469,948	387,470	166,772
Short-term borrowings and bills payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	72,129	78,207	0
Cash Flows	20,563	(10,775)	75,849
Foreign Exchange Movement	1,305	4,697	2,358
Leases Modifications	0	0	0
Loss on FVTPL Financial Liability	0	0
Financial Cost	0	0	0
Ending Balance	93,997	72,129	78,207
Financial liabilities at fair value through profit or loss
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	107,397	0
Cash Flows	(7,000)	98,785
Foreign Exchange Movement	0	0
Leases Modifications	0	0
Loss on FVTPL Financial Liability	7,465	8,612
Financial Cost	0	0
Ending Balance	107,862	107,397	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	30,342	30,472	30,687
Cash Flows	(12,762)	(11,491)	(9,608)
Foreign Exchange Movement	399	1,935	723
Leases Modifications	8,233	8,845	8,079
Loss on FVTPL Financial Liability	0	0
Financial Cost	530	581	591
Ending Balance	26,742	30,342	30,472
Long-term borrowings (including current portion)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	176,488	57,092	90,527
Cash Flows	60,536	110,121	(34,581)
Foreign Exchange Movement	3,296	9,275	1,146
Leases Modifications	0	0	0
Loss on FVTPL Financial Liability	0	0
Financial Cost	0	0	0
Ending Balance	240,320	176,488	57,092
Guarantee deposits received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,114	1,001	992
Cash Flows	(103)	44	(15)
Foreign Exchange Movement	16	69	24
Leases Modifications	0	0	0
Loss on FVTPL Financial Liability	0	0
Financial Cost	0	0	0
Ending Balance	$ 1,027	$ 1,114	$ 1,001